15. Leases (December 2014 note)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
15. Leases

The Company leases vehicles and office equipment under several agreements that expire between 2015 and 2019 as well as its office space, key terms of the leases for which are summarized below.

Location	Expiration Date		Square Footage	Monthly Rent
Lakeville, Minnesota*	12	/31/2017	10,730	$11,113
Cherry Hill, New Jersey	12	/31/2015	175	400
Tulsa, Oklahoma*	2	/28/2016	1,800	3,750
East Windsor, New Jersey	9	/30/2016	1,150	2,374
Newtown, Pennsylvania	12	/31/2017	1,711	2,400
Chandler, Arizona*	7	/31/2019	2,712	4,068
Total			18,278	$24,105

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* See Note 18. Related Party Transactions

Total lease expense was $443,193 and $450,069 for the years ended December 31, 2014 and 2013, respectively.

Future minimum lease payments under the Company’s lease agreements are as follows:

Years Ended December 31,	Amount
2015	$329,000
2016	277,000
2017	244,000
2018	62,000
2019	34,000
Total	$946,000